CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 111,238	$ 88,172
Marketable securities (Note 4)	14,866	14,347
Short-term deposits	0	5,170
Trade receivables (net of allowances for doubtful debts of $ 3,320 and $ 4,033 as of December 31, 2011 and 2012, respectively)	201,886	163,219
Other accounts receivable (Note 17a)	38,863	33,635
Inventories	2,149	2,450
Total current assets	369,002	306,993
LONG-TERM INVESTMENTS:
Marketable Securities (Note 4)	331	2,746
Deferred taxes (Note 16e)	13,618	11,630
Investments in affiliated companies (Note 6)	3,022	77,107
Prepaid expenses and other accounts receivable	5,285	3,885
Total long-term investments	22,256	95,368
SEVERANCE PAY FUND	66,799	49,507
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	21,459	19,165
CAPITALIZED SOFTWARE DEVELOPMENT COSTS (Note 9a)	33,449	12,387
OTHER INTANGIBLE ASSETS, NET (Note 9b)	41,414	20,710
GOODWILL (Note 8)	326,541	167,007
Total assets	880,920	671,137
LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities to banks (Note 17b)	23,607	16,642
Debentures (Note 11)	15,735	31,472
Trade payables	51,943	40,344
Deferred revenue	33,998	24,001
Employees and payroll accrual	62,089	41,005
Other accounts payable (Note 17c)	30,124	25,482
Liability in respect of business combinations	5,796	3,717
Total current liabilities	223,292	182,663
LONG-TERM LIABILITIES:
Liabilities to banks and others (Note 10)	64,659	34,459
Debentures (Note 11)	0	15,246
Deferred taxes (Note 16e)	7,984	5,275
Deferred revenue	1,346	2,094
Liability in respect of business combinations	9,293	2,502
Liability in respect of capital lease	1,733	1,920
Accrued severance pay	81,832	63,321
Total long-term liabilities	166,847	124,817
COMMITMENTS AND CONTINGENCIES (Note 14)
REDEEMABLE NON-CONTROLLING INTEREST (Note 2d)	22,363	11,469
EQUITY (Note 15):
Ordinary shares of NIS 1 par value - Authorized: 25,000,000 shares at December 31,2011 and 2012; Issued and outstanding: 14,164,620 at December 31, 2011 and 2012	3,876	3,876
Additional paid-in capital	132,767	135,674
Retained earnings	115,778	91,672
Accumulated other comprehensive loss	(7,095)	(12,295)
Treasury shares (568,620 shares as of December 31, 2011 and 2012)	(259)	(259)
Total Formula shareholders' equity	245,067	218,668
Non-controlling interests	223,351	133,520
Total equity	468,418	352,188
Total liabilities and shareholders equity	$ 880,920	$ 671,137